UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number                   811-09941

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Ambassador Funds

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(Exact name of registrant as specified in charter)

500 Griswold Street, Suite 2800  Detroit, MI       48226

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(Address of principal executive offices)          (Zip code)

Brian T. Jeffries

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI   48226

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(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (313) 961-3111

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Date of fiscal year end:  December 31

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Date of reporting period:  July 1, 2012 – October 15, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

SEC 2451 (4-03)    Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Item 1. Proxy Voting Record:

Appended hereto as Exhibit A is the following information for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the period of July 1, 2012 through the Funds’ liquidation date of October 15, 2012 with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

EXHIBIT A

ICA File Number:  811-09941

Reporting Period:  07/01/2012 -10/15/2012

Ambassador Funds

Selkirk Opportunities Fund

Series # S000032593

Class #  C000100442

DELL INC.
Security		24702R101		Meeting Type		Annual
Ticker Symbol		DELL		Meeting Date		13-Jul-2012
ISIN		US24702R1014		Agenda		933646119 - Management

Item		Proposal		Type	Vote	For/Against Management
1A.		ELECTION OF DIRECTOR: JAMES W. BREYER		Management	For	For
1B.		ELECTION OF DIRECTOR: DONALD J. CARTY		Management	For	For
1C.		ELECTION OF DIRECTOR: JANET F. CLARK		Management	For	For
1D.		ELECTION OF DIRECTOR: LAURA CONIGLIARO		Management	For	For
1E.		ELECTION OF DIRECTOR: MICHAEL S. DELL		Management	For	For
1F.		ELECTION OF DIRECTOR: KENNETH M. DUBERSTEIN		Management	For	For
1G.		ELECTION OF DIRECTOR: WILLIAM H. GRAY, III		Management	For	For
1H.		ELECTION OF DIRECTOR: GERARD J. KLEISTERLEE		Management	For	For
1I.		ELECTION OF DIRECTOR: KLAUS S. LUFT		Management	For	For
1J.		ELECTION OF DIRECTOR: ALEX J. MANDL		Management	For	For
1K.		ELECTION OF DIRECTOR: SHANTANU NARAYEN		Management	For	For
1L.		ELECTION OF DIRECTOR: H. ROSS PEROT, JR.		Management	For	For
2.		RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP AS DELL'S INDEPENDENT AUDITOR FOR FISCAL 2013		Management	For	For
3.		APPROVAL, ON AN ADVISORY BASIS, OF DELL'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT		Management	For	For
4.		APPROVAL OF THE DELL INC. 2012 LONG- TERM INCENTIVE PLAN		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-9015		19-9015	19-9015	U.S. BANK	225		14-Jun-2012	14-Jun-2012

LEGG MASON, INC.
Security		524901105		Meeting Type		Annual
Ticker Symbol		LM		Meeting Date		24-Jul-2012
ISIN		US5249011058		Agenda		933657287 - Management

Item		Proposal		Type	Vote	For/Against Management
1.		DIRECTOR		Management
	1	ROBERT E. ANGELICA			For	For
	2	BARRY W. HUFF			For	For
	3	JOHN E. KOERNER III			For	For
	4	CHERYL GORDON KRONGARD			For	For
2.		AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.		Management	For	For
3.		RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2013.		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-9015		19-9015	19-9015	U.S. BANK	200		14-Jun-2012	14-Jun-2012

PATTERSON COMPANIES, INC.
Security		703395103		Meeting Type		Annual
Ticker Symbol		PDCO		Meeting Date		10-Sep-2012
ISIN		US7033951036		Agenda		933675665 - Management

Item		Proposal		Type	Vote	For/Against Management
1.		DIRECTOR		Management
	1	SCOTT P. ANDERSON*			For	For
	2	ELLEN A. RUDNICK*			For	For
	3	HAROLD C. SLAVKIN*			For	For
	4	JAMES W. WILTZ*			For	For
	5	JODY H. FERAGEN**			For	For
2.		TO APPROVE THE AMENDMENT TO OUR BYLAWS.		Management	For	For
3.		TO APPROVE THE AMENDMENT TO OUR AMENDED AND RESTATED EQUITY INCENTIVE PLAN.		Management	For	For
4.		TO APPROVE THE AMENDMENT TO OUR AMENDED AND RESTATED EMPLOYEE STOCK PURCHASE PLAN.		Management	For	For
5.		ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.		Management	For	For
6.		TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING APRIL 27, 2013. THE BOARD OF DIRECTORS RECOMMENDS A VOTE "AGAINST" ITEM 7		Management	For	For
7.		TO APPROVE THE SHAREHOLDER PROPOSAL REGARDING THE ADOPTION OF CUMULATIVE VOTING.		Shareholder	Against	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-9015		19-9015	19-9015	U.S. BANK	100		08-Aug-2012	08-Aug-2012

CINTAS CORPORATION
Security		172908105		Meeting Type		Annual
Ticker Symbol		CTAS		Meeting Date		16-Oct-2012
ISIN		US1729081059		Agenda		933683965 - Management

Item		Proposal		Type	Vote	For/Against Management
1A.		ELECTION OF DIRECTOR: GERALD S. ADOLPH		Management	For	For
1B.		ELECTION OF DIRECTOR: JOHN F. BARRETT		Management	For	For
1C.		ELECTION OF DIRECTOR: MELANIE W. BARSTAD		Management	For	For
1D.		ELECTION OF DIRECTOR: RICHARD T. FARMER		Management	For	For
1E.		ELECTION OF DIRECTOR: SCOTT D. FARMER		Management	For	For
1F.		ELECTION OF DIRECTOR: JAMES J. JOHNSON		Management	For	For
1G.		ELECTION OF DIRECTOR: ROBERT J. KOHLHEPP		Management	For	For
1H.		ELECTION OF DIRECTOR: JOSEPH SCAMINACE		Management	For	For
1I.		ELECTION OF DIRECTOR: RONALD W. TYSOE		Management	For	For
2.		ADVISORY RESOLUTION TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.		Management	For	For
3.		RATIFICATION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013.		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-9015		19-9015	19-9015	U.S. BANK	200		12-Sep-2012	12-Sep-2012

LINEAR TECHNOLOGY CORPORATION
Security		535678106		Meeting Type		Annual
Ticker Symbol		LLTC		Meeting Date		07-Nov-2012
ISIN		US5356781063		Agenda		933690756 - Management

Item		Proposal		Type	Vote	For/Against Management
1.		DIRECTOR		Management
	1	ROBERT H. SWANSON, JR.			For	For
	2	LOTHAR MAIER			For	For
	3	ARTHUR C. AGNOS			For	For
	4	JOHN J. GORDON			For	For
	5	DAVID S. LEE			For	For
	6	RICHARD M. MOLEY			For	For
	7	THOMAS S. VOLPE			For	For
2.		ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.		Management	For	For
3.		TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING JUNE 30, 2013.		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-9015		19-9015	19-9015	U.S. BANK	100		10-Oct-2012	10-Oct-2012

Selkirk Core Fund

Series # S000032594

Class #  C000100443

DELL INC.
Security	24702R101		Meeting Type		Annual
Ticker Symbol	DELL		Meeting Date		13-Jul-2012
ISIN	US24702R1014		Agenda		933646119 - Management

Item	Proposal		Type	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: JAMES W. BREYER		Management	For	For
1B.	ELECTION OF DIRECTOR: DONALD J. CARTY		Management	For	For
1C.	ELECTION OF DIRECTOR: JANET F. CLARK		Management	For	For
1D.	ELECTION OF DIRECTOR: LAURA CONIGLIARO		Management	For	For
1E.	ELECTION OF DIRECTOR: MICHAEL S. DELL		Management	For	For
1F.	ELECTION OF DIRECTOR: KENNETH M. DUBERSTEIN		Management	For	For
1G.	ELECTION OF DIRECTOR: WILLIAM H. GRAY, III		Management	For	For
1H.	ELECTION OF DIRECTOR: GERARD J. KLEISTERLEE		Management	For	For
1I.	ELECTION OF DIRECTOR: KLAUS S. LUFT		Management	For	For
1J.	ELECTION OF DIRECTOR: ALEX J. MANDL		Management	For	For
1K.	ELECTION OF DIRECTOR: SHANTANU NARAYEN		Management	For	For
1L.	ELECTION OF DIRECTOR: H. ROSS PEROT, JR.		Management	For	For
2.	RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP AS DELL'S INDEPENDENT AUDITOR FOR FISCAL 2013		Management	For	For
3.	APPROVAL, ON AN ADVISORY BASIS, OF DELL'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT		Management	For	For
4.	APPROVAL OF THE DELL INC. 2012 LONG- TERM INCENTIVE PLAN		Management	For	For
Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-9016	19-9016	19-9016	U.S. BANK	350		14-Jun-2012	14-Jun-2012

MEDTRONIC, INC.
Security	585055106		Meeting Type		Annual
Ticker Symbol	MDT		Meeting Date		23-Aug-2012
ISIN	US5850551061		Agenda		933668040 - Management

Item	Proposal		Type	Vote	For/Against Management
1	DIRECTOR		Management
	1		RICHARD H. ANDERSON	For	For
	2		VICTOR J. DZAU, M.D.	For	For
	3		OMAR ISHRAK	For	For
	4		SHIRLEY ANN JACKSON PHD	For	For
	5		MICHAEL O. LEAVITT	For	For
	6		JAMES T. LENEHAN	For	For
	7		DENISE M. O'LEARY	For	For
	8		KENDALL J. POWELL	For	For
	9		ROBERT C. POZEN	For	For
	10		JACK W. SCHULER	For	For
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
3	A NON-BINDING ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION (A "SAY-ON-PAY" VOTE).		Management	For	For
4	TO AMEND THE COMPANY'S ARTICLES OF INCORPORATION TO PROVIDE FOR MAJORITY VOTE IN UNCONTESTED ELECTIONS OF DIRECTORS.		Management	For	For
5	TO APPROVE THE PROXY ACCESS SHAREHOLDER PROPOSAL.		Shareholder	Against	For
6	TO APPROVE ADOPTION OF A SIMPLE MAJORITY SHAREHOLDER PROPOSAL.		Shareholder	Against	For
Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-9016	19-9016	19-9016	U.S. BANK	200		08-Aug-2012	08-Aug-2012

THE PROCTER & GAMBLE COMPANY
Security	742718109		Meeting Type		Annual
Ticker Symbol	PG		Meeting Date		09-Oct-2012
ISIN	US7427181091		Agenda		933681062 - Management

Item	Proposal		Type	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: ANGELA F. BRALY		Management	For	For
1B.	ELECTION OF DIRECTOR: KENNETH I. CHENAULT		Management	For	For
1C.	ELECTION OF DIRECTOR: SCOTT D. COOK		Management	For	For
1D.	ELECTION OF DIRECTOR: SUSAN DESMOND- HELLMANN		Management	For	For
1E.	ELECTION OF DIRECTOR: ROBERT A. MCDONALD		Management	For	For
1F.	ELECTION OF DIRECTOR: W. JAMES MCNERNEY, JR.		Management	For	For
1G.	ELECTION OF DIRECTOR: JOHNATHAN A.RODGERS		Management	For	For
1H.	ELECTION OF DIRECTOR: MARGARET C. WHITMAN		Management	For	For
1I.	ELECTION OF DIRECTOR: MARY AGNES WILDEROTTER		Management	For	For
1J.	ELECTION OF DIRECTOR: PATRICIA A. WOERTZ		Management	For	For
1K.	ELECTION OF DIRECTOR: ERNESTO ZEDILLO		Management	For	For
2.	RATIFY APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		Management	For	For
3.	ADVISORY VOTE ON EXECUTIVE COMPENSATION (THE SAY ON PAY VOTE)		Management	For	For
4.	SHAREHOLDER PROPOSAL #1 - SAY ON POLITICAL CONTRIBUTION (PAGE 67 OF PROXY STATEMENT)		Shareholder	Against	For
5.	SHAREHOLDER PROPOSAL #2 - PRODUCER RESPONSIBILITY FOR PACKAGING (PAGE 70 OF PROXY STATEMENT)		Shareholder	Against	For
6.	SHAREHOLDER PROPOSAL #3 - ADOPT SIMPLE MAJORITY VOTE (PAGE 72 OF PROXY STATEMENT)		Shareholder	Against	For
Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-9016	19-9016	19-9016	U.S. BANK	200		12-Sep-2012	12-Sep-2012

Selkirk Income Fund

Series # S000032595

Class #  C0001004443

MEDTRONIC, INC.
Security	585055106		Meeting Type		Annual
Ticker Symbol	MDT		Meeting Date		23-Aug-2012
ISIN	US5850551061		Agenda		933668040 - Management

Item	Proposal		Type	Vote	For/Against Management
1	DIRECTOR		Management
	1		RICHARD H. ANDERSON	For	For
	2		VICTOR J. DZAU, M.D.	For	For
	3		OMAR ISHRAK	For	For
	4		SHIRLEY ANN JACKSON PHD	For	For
	5		MICHAEL O. LEAVITT	For	For
	6		JAMES T. LENEHAN	For	For
	7		DENISE M. O'LEARY	For	For
	8		KENDALL J. POWELL	For	For
	9		ROBERT C. POZEN	For	For
	10		JACK W. SCHULER	For	For
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
3	A NON-BINDING ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION (A "SAY-ON-PAY" VOTE).		Management	For	For
4	TO AMEND THE COMPANY'S ARTICLES OF INCORPORATION TO PROVIDE FOR MAJORITY VOTE IN UNCONTESTED ELECTIONS OF DIRECTORS.		Management	For	For
5	TO APPROVE THE PROXY ACCESS SHAREHOLDER PROPOSAL.		Shareholder	Against	For
6	TO APPROVE ADOPTION OF A SIMPLE MAJORITY SHAREHOLDER PROPOSAL.		Shareholder	Against	For
Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-9017	19-9017	19-9017	U.S. BANK	125		08-Aug-2012	08-Aug-2012

THE PROCTER & GAMBLE COMPANY
Security	742718109		Meeting Type		Annual
Ticker Symbol	PG		Meeting Date		09-Oct-2012
ISIN	US7427181091		Agenda		933681062 - Management

Item	Proposal		Type	Vote	For/AgainstManagement
1A.	ELECTION OF DIRECTOR: ANGELA F. BRALY		Management	For	For
1B.	ELECTION OF DIRECTOR: KENNETH I. CHENAULT		Management	For	For
1C.	ELECTION OF DIRECTOR: SCOTT D. COOK		Management	For	For
1D.	ELECTION OF DIRECTOR: SUSAN DESMOND- HELLMANN		Management	For	For
1E.	ELECTION OF DIRECTOR: ROBERT A. MCDONALD		Management	For	For
1F.	ELECTION OF DIRECTOR: W. JAMES MCNERNEY, JR.		Management	For	For
1G.	ELECTION OF DIRECTOR: JOHNATHAN A. RODGERS		Management	For	For
1H.	ELECTION OF DIRECTOR: MARGARET C. WHITMAN		Management	For	For
1I.	ELECTION OF DIRECTOR: MARY AGNES WILDEROTTER		Management	For	For
1J.	ELECTION OF DIRECTOR: PATRICIA A. WOERTZ		Management	For	For
1K.	ELECTION OF DIRECTOR: ERNESTO ZEDILLO		Management	For	For
2.	RATIFY APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		Management	For	For
3.	ADVISORY VOTE ON EXECUTIVE COMPENSATION (THE SAY ON PAY VOTE)		Management	For	For
4.	SHAREHOLDER PROPOSAL #1 - SAY ON POLITICAL CONTRIBUTION (PAGE 67 OF PROXY STATEMENT)		Shareholder	Against	For
5.	SHAREHOLDER PROPOSAL #2 - PRODUCER RESPONSIBILITY FOR PACKAGING (PAGE 70 OF PROXY STATEMENT)		Shareholder	Against	For
6.	SHAREHOLDER PROPOSAL #3 - ADOPT SIMPLE MAJORITY VOTE (PAGE 72 OF PROXY STATEMENT)		Shareholder	Against	For
Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-9017	19-9017	19-9017	U.S. BANK	200		12-Sep-2012	12-Sep-2012

PAYCHEX, INC.
Security	704326107		Meeting Type		Annual
Ticker Symbol	PAYX		Meeting Date		23-Oct-2012
ISIN	US7043261079		Agenda		933687406 - Management

Item	Proposal		Type	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: B. THOMAS GOLISANO		Management	For	For
1B.	ELECTION OF DIRECTOR: JOSEPH G. DOODY		Management	For	For
1C.	ELECTION OF DIRECTOR: DAVID J. S. FLASCHEN		Management	For	For
1D.	ELECTION OF DIRECTOR: PHILLIP HORSLEY		Management	For	For
1E.	ELECTION OF DIRECTOR: GRANT M. INMAN		Management	For	For
1F.	ELECTION OF DIRECTOR: PAMELA A. JOSEPH		Management	For	For
1G.	ELECTION OF DIRECTOR: MARTIN MUCCI		Management	For	For
1H.	ELECTION OF DIRECTOR: JOSEPH M. TUCCI		Management	For	For
1I.	ELECTION OF DIRECTOR: JOSEPH M. VELLI		Management	For	For
2.	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.		Management	For	For
3.	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-9017	19-9017	19-9017	U.S. BANK	150		10-Oct-2012	10-Oct-2012

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.

(Registrant)              Ambassador Funds

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By (Signature and Title)* /s/BRIAN T. JEFFRIES

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Brian T. Jeffries, President

Date: December 28, 2012

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* Print the name and title of each signing officer under his or her signature.